Equity - Schedule of Stock Option Activity (Details) - Equity Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Option Activity [Line Items]
Number of Options, Beginning balance	46,591	33,328
Weighted Average Exercise Price, Beginning balance	$ 42.74	$ 49.2
Number of Options, Granted		19,409
Weighted Average Exercise Price, Granted		$ 30.4
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Expired/cancelled	(12,174)	(6,145)
Weighted Average Exercise Price, Expired/cancelled	$ 30.31	$ 39.6
Number of Options, Ending balance	34,417	46,591
Weighted Average Exercise Price, Ending balance	$ 47.14	$ 42.74
Number of Options, Options vested and exercisable	19,116
Weighted Average Exercise Price, Options vested and exercisable	$ 51.95